LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets

	Notes	Year Ended December 31, 2019
Balance, beginning of the year upon IFRS 16 adoption	3(b)	$9.0
Reclassification of pre-existing finance leases	3(b)	9.3
Additions		47.0
Interest expense		1.8
Foreign exchange impact		0.2
Principle lease payments		(6.8)
Interest payments		(1.7)
Balance, end of year		$58.8
Current portion		$13.4
Non-current portion		45.4
		$58.8

Year Ended December 31, 2019
Amounts recognized in Statement of earnings (loss):
Short-term and low-value leases	$23.7
Variable lease payments	$26.8